Other operating expenses (Details Textual) - USD ($)	12 Months Ended						60 Months Ended	72 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2011
Disclosure of other operating expenses [Abstract]
Disputed royalties for december two thousand six through september two thousand eleven		$ 174,800,000
Net asset tax relating to royalties		33,600,000	$ 12,100,000	$ 12,100,000	$ 12,100,000	$ 12,100,000
Profit sharing adjustments related to mining royalties	$ 3,600,000	29.2
Penalties on disputed royalties		$ 6,200,000					$ 17,700,000	$ 33,800,000